Quarterly Holdings Report
for

Fidelity® Equity-Income Fund

October 31, 2020

EQU-QTLY-1220
1.809096.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	1,208,234	$32,646
Verizon Communications, Inc.	765,598	43,631
		76,277
Entertainment - 3.1%
Activision Blizzard, Inc.	527,133	39,920
The Walt Disney Co.	1,116,164	135,335
		175,255
Interactive Media & Services - 1.1%
Alphabet, Inc. Class A (a)	38,293	61,886
Media - 1.8%
Comcast Corp. Class A	1,981,181	83,685
Interpublic Group of Companies, Inc.	1,010,883	18,287
		101,972
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	604,412	66,225

TOTAL COMMUNICATION SERVICES		481,615

CONSUMER DISCRETIONARY - 10.2%
Hotels, Restaurants & Leisure - 3.3%
Dunkin' Brands Group, Inc.	293,838	29,299
McDonald's Corp.	511,392	108,926
Starbucks Corp.	620,188	53,932
		192,157
Household Durables - 0.4%
Lennar Corp. Class A	348,839	24,499
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	341,253	16,254
Multiline Retail - 2.4%
Dollar General Corp.	269,543	56,256
Dollar Tree, Inc. (a)	320,432	28,941
Nordstrom, Inc.	146,400	1,771
Target Corp.	316,873	48,234
		135,202
Specialty Retail - 3.5%
Best Buy Co., Inc.	15,456	1,724
Burlington Stores, Inc. (a)	129,673	25,102
Lowe's Companies, Inc.	237,850	37,604
Ross Stores, Inc.	179,762	15,310
The Home Depot, Inc.	235,250	62,744
TJX Companies, Inc.	1,102,567	56,010
		198,494
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	191,251	14,265
PVH Corp.	12,841	749
Tapestry, Inc.	111,598	2,481
		17,495

TOTAL CONSUMER DISCRETIONARY		584,101

CONSUMER STAPLES - 8.9%
Beverages - 1.3%
Diageo PLC	369,522	11,942
Keurig Dr. Pepper, Inc.	567,380	15,263
The Coca-Cola Co.	992,595	47,704
		74,909
Food & Staples Retailing - 4.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	407,014	12,535
BJ's Wholesale Club Holdings, Inc. (a)	717,914	27,489
Costco Wholesale Corp.	60,587	21,667
Kroger Co.	1,041,580	33,549
Sysco Corp.	372,021	20,576
Walmart, Inc.	901,800	125,125
		240,941
Food Products - 1.7%
Hilton Food Group PLC	1,679,308	25,236
Mondelez International, Inc.	868,244	46,121
Nestle SA (Reg. S)	251,966	28,341
		99,698
Household Products - 1.4%
Procter & Gamble Co.	564,681	77,418
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	72,485	15,922

TOTAL CONSUMER STAPLES		508,888

ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
BP PLC	4,616,025	11,774
Chevron Corp.	1,191,159	82,786
ConocoPhillips Co.	1,005,160	28,768
Enterprise Products Partners LP	1,588,264	26,318
Exxon Mobil Corp.	2,307,465	75,270
Imperial Oil Ltd.	1,992,792	26,505
Phillips 66 Co.	327,631	15,287
Suncor Energy, Inc.	2,087,853	23,554
Valero Energy Corp.	419,311	16,190
		306,452
FINANCIALS - 15.8%
Banks - 8.7%
Bank of America Corp.	5,196,387	123,154
Citigroup, Inc.	1,964,433	81,367
Huntington Bancshares, Inc.	63,236	660
JPMorgan Chase & Co.	1,849,217	181,295
M&T Bank Corp.	362,438	37,541
PNC Financial Services Group, Inc.	24,300	2,719
Wells Fargo & Co.	3,240,866	69,517
		496,253
Capital Markets - 2.3%
BlackRock, Inc. Class A	80,829	48,434
KKR & Co. LP	943,466	32,219
Raymond James Financial, Inc.	351,836	26,894
The Blackstone Group LP	451,337	22,756
		130,303
Consumer Finance - 1.4%
Capital One Financial Corp.	1,105,302	80,775
Insurance - 3.4%
Chubb Ltd.	557,282	72,397
Marsh & McLennan Companies, Inc.	402,615	41,655
The Travelers Companies, Inc.	659,782	79,642
		193,694

TOTAL FINANCIALS		901,025

HEALTH CARE - 15.0%
Biotechnology - 2.1%
AbbVie, Inc.	483,853	41,176
Amgen, Inc.	344,727	74,785
		115,961
Health Care Equipment & Supplies - 2.8%
Becton, Dickinson & Co.	206,156	47,649
Danaher Corp.	494,606	113,532
		161,181
Health Care Providers & Services - 1.7%
Cigna Corp.	232,251	38,779
UnitedHealth Group, Inc.	183,861	56,103
		94,882
Pharmaceuticals - 8.4%
AstraZeneca PLC (United Kingdom)	613,425	61,591
Bristol-Myers Squibb Co.	1,498,808	87,605
Eli Lilly & Co.	477,999	62,360
Johnson & Johnson	1,164,902	159,720
Roche Holding AG (participation certificate)	180,942	58,142
Royalty Pharma PLC	90,581	3,324
Sanofi SA	526,508	47,540
		480,282

TOTAL HEALTH CARE		852,306

INDUSTRIALS - 10.9%
Aerospace & Defense - 1.5%
General Dynamics Corp.	265,744	34,900
Northrop Grumman Corp.	176,163	51,056
		85,956
Air Freight & Logistics - 1.0%
Deutsche Post AG	431,600	19,121
United Parcel Service, Inc. Class B	253,884	39,888
		59,009
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	175,908	17,436
Electrical Equipment - 0.9%
AMETEK, Inc.	531,188	52,163
Siemens Energy AG (a)	42,243	925
		53,088
Industrial Conglomerates - 2.2%
General Electric Co.	7,193,136	53,373
Roper Technologies, Inc.	163,066	60,553
Siemens AG	84,486	9,909
		123,835
Machinery - 1.7%
Fortive Corp.	357,025	21,993
ITT, Inc.	362,975	21,964
Otis Worldwide Corp.	15,212	932
Snap-On, Inc.	115,183	18,145
Stanley Black & Decker, Inc.	206,779	34,367
		97,401
Marine - 0.4%
A.P. Moller - Maersk A/S Series B	13,598	21,793
Professional Services - 1.0%
Clarivate Analytics PLC (a)	583,077	16,180
Equifax, Inc.	118,675	16,211
IHS Markit Ltd.	320,449	25,915
		58,306
Road & Rail - 1.0%
Norfolk Southern Corp.	272,348	56,953
Trading Companies & Distributors - 0.9%
Watsco, Inc.	214,465	48,070

TOTAL INDUSTRIALS		621,847

INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 1.3%
Cisco Systems, Inc.	2,049,753	73,586
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	163,597	15,849
Vontier Corp. (a)	142,810	4,104
		19,953
IT Services - 2.6%
Amdocs Ltd.	484,198	27,299
Black Knight, Inc. (a)	68,985	6,067
Fidelity National Information Services, Inc.	604,772	75,349
Genpact Ltd.	399,616	13,735
Visa, Inc. Class A	150,668	27,378
		149,828
Semiconductors & Semiconductor Equipment - 2.1%
NXP Semiconductors NV	356,205	48,130
Qualcomm, Inc.	260,508	32,136
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	454,004	38,077
		118,343
Software - 2.3%
Microsoft Corp.	506,809	102,614
Open Text Corp.	425,810	15,645
SAP SE	94,880	10,122
		128,381
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	851,420	92,686
Samsung Electronics Co. Ltd.	734,780	36,853
		129,539

TOTAL INFORMATION TECHNOLOGY		619,630

MATERIALS - 2.8%
Chemicals - 1.2%
Linde PLC	303,436	66,859
Containers & Packaging - 1.6%
Crown Holdings, Inc. (a)	540,203	46,349
WestRock Co.	1,205,935	45,283
		91,632

TOTAL MATERIALS		158,491

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	204,157	46,885
Public Storage	143,570	32,888
		79,773
UTILITIES - 6.2%
Electric Utilities - 3.7%
Exelon Corp.	1,835,712	73,227
NextEra Energy, Inc.	1,416,516	103,703
NRG Energy, Inc.	910,932	28,804
PG&E Corp. (a)	754,041	7,209
		212,943
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	1,746,654	30,339
Multi-Utilities - 2.0%
Ameren Corp.	655,961	53,212
CenterPoint Energy, Inc.	1,178,651	24,905
WEC Energy Group, Inc.	326,331	32,813
		110,930

TOTAL UTILITIES		354,212

TOTAL COMMON STOCKS
(Cost $4,504,975)		5,468,340

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)	17,489,627	1,514
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (b)(c)(d)	15,119,271	9,828

TOTAL OTHER

(Cost $22,690)		11,342

Money Market Funds - 4.4%
Fidelity Cash Central Fund 0.10% (e)
(Cost $250,447)	250,396,755	250,447
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $4,778,112)		5,730,129
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(27,481)
NET ASSETS - 100%		$5,702,648

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,342,000 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$7,571
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$15,119

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$514
Fidelity Securities Lending Cash Central Fund	59
Total	$573

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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